Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration period (in years)	10 years
Proceeds from exercise of options		$ 2.9
Number of stock options exercised (in shares) | shares	0
Weighted average exercise price, exercised | $ / shares	$ 0
Unrecognized compensation expense	$ 5.4
Unrecognized compensation expense of option awards, period of recognition	4 years
Capitalized compensation expense	$ 0.7	1.7
Expense from share-based payment transactions, including opening balance	1.7	1.2
Restricted share units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense	$ 5.8
Unrecognized compensation expense of other equity awards, period of recognition	4 years
Cost of goods sold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 3.4	$ 3.6
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	4 years
Number of shares issued under the plan not exceed the percentage of issued and outstanding shares	10.00%
Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, exercised | $ / shares		$ 4.64